Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Automobile Components (1.8%)
*	Aptiv plc	335,483	18,629
	BorgWarner Inc. (XNYS)	310,745	10,665
*	Modine Manufacturing Co.	75,822	10,296
	Autoliv Inc.	102,188	10,129
	Gentex Corp.	311,463	9,518
	Lear Corp.	77,649	7,597
*	Dorman Products Inc.	49,398	6,915
	Phinia Inc.	97,171	5,449
	LCI Industries	44,879	5,422
	Patrick Industries Inc.	40,176	5,399
*	Goodyear Tire & Rubber Co.	462,993	4,973
*	Visteon Corp.	47,203	4,407
*	QuantumScape Corp.	719,174	3,761
*,1	XPEL Inc.	78,416	3,411
*	Adient plc	168,300	3,236
*	Gentherm Inc.	72,693	3,060
*	Mobileye Global Inc. Class A	162,207	2,928
*	Fox Factory Holding Corp.	86,885	2,822
	Dana Inc.	279,516	2,795
	Standard Motor Products Inc.	83,846	2,757
*	Garrett Motion Inc.	297,747	2,525
*	American Axle & Manufacturing Holdings Inc.	375,693	2,483
*	Stoneridge Inc.	123,279	846
*,2	Luminar Technologies Inc.	82,286	731
*	Solid Power Inc.	598,221	694
*	Holley Inc.	240,308	683
			132,131
Automobiles (17.6%)
*	Tesla Inc.	3,218,733	1,110,978
	General Motors Co.	1,327,350	73,788
	Ford Motor Co.	4,527,067	50,386
*,2	Rivian Automotive Inc. Class A	994,058	12,157
	Thor Industries Inc.	75,188	8,391
	Harley-Davidson Inc.	197,214	6,632
*,2	Lucid Group Inc.	2,193,540	4,782
	Winnebago Industries Inc.	62,764	3,674
*,2	Canoo Inc.	275,900	106
			1,270,894
Broadline Retail (23.9%)
*	Amazon.com Inc.	7,448,458	1,548,460
*	MercadoLibre Inc.	51,911	103,052
	eBay Inc.	603,605	38,202
*	Ollie's Bargain Outlet Holdings Inc.	93,385	9,241
*	Etsy Inc.	160,732	8,818
	Macy's Inc.	396,700	6,442
	Nordstrom Inc.	196,806	4,470
	Dillard's Inc. Class A	8,267	3,663
	Kohl's Corp.	195,125	2,921
*,2	Groupon Inc.	104,936	984
*	Qurate Retail Inc. Series A	1,634,979	764
*	Savers Value Village Inc.	2,707	25
			1,727,042
Distributors (0.8%)
	Genuine Parts Co.	167,636	21,245
	Pool Corp.	47,774	18,015
	LKQ Corp.	339,017	13,320
*,2	GigaCloud Technology Inc. Class A	84,265	2,081

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
	A-Mark Precious Metals Inc.	995	30
			54,691
Diversified Consumer Services (1.8%)
	Service Corp. International	189,236	16,764
*	Duolingo Inc.	44,982	15,666
	H&R Block Inc.	191,941	11,378
*	Bright Horizons Family Solutions Inc.	76,420	8,836
*	frontdoor Inc.	138,086	8,092
*	Stride Inc.	72,375	7,735
*	Grand Canyon Education Inc.	46,076	7,584
*	Adtalem Global Education Inc.	74,770	6,835
	Graham Holdings Co. Class B	6,138	5,715
*	Laureate Education Inc.	262,276	4,983
*	Universal Technical Institute Inc.	176,894	4,576
	ADT Inc.	586,116	4,466
	Perdoceo Education Corp.	155,506	4,269
	OneSpaWorld Holdings Ltd.	222,527	4,226
	Strategic Education Inc.	40,634	4,015
*	Mister Car Wash Inc.	371,229	2,970
*	Coursera Inc.	373,509	2,969
	Carriage Services Inc.	56,490	2,291
*	Udemy Inc.	284,103	2,262
*	Chegg Inc.	459,179	969
*	European Wax Center Inc. Class A	141,539	851
*,2	WW International Inc.	358,456	480
			127,932
Hotels, Restaurants & Leisure (22.4%)
	McDonald's Corp.	813,972	240,944
	Booking Holdings Inc.	38,573	200,656
	Starbucks Corp.	1,291,983	132,377
*	Chipotle Mexican Grill Inc.	1,570,782	96,634
	Marriott International Inc. Class A	282,206	81,583
	Hilton Worldwide Holdings Inc.	290,934	73,734
	Royal Caribbean Cruises Ltd.	285,564	69,695
*	Airbnb Inc. Class A	505,237	68,768
*	DoorDash Inc. Class A	331,425	59,816
*	Flutter Entertainment plc	189,073	52,245
	Yum! Brands Inc.	326,988	45,432
*	Carnival Corp.	1,239,251	31,514
*	Expedia Group Inc.	160,025	29,544
	Darden Restaurants Inc.	145,427	25,634
	Las Vegas Sands Corp.	454,916	24,138
*	DraftKings Inc. Class A	519,924	22,695
	Domino's Pizza Inc.	42,543	20,259
	Texas Roadhouse Inc.	85,585	17,568
*	Norwegian Cruise Line Holdings Ltd.	583,382	15,687
	Aramark	334,146	13,596
*	Planet Fitness Inc. Class A	125,352	12,479
*	MGM Resorts International	324,492	12,441
	Churchill Downs Inc.	87,539	12,440
	Wynn Resorts Ltd.	131,460	12,407
	Wingstop Inc.	37,666	12,383
	Wyndham Hotels & Resorts Inc.	116,318	11,420
*	Light & Wonder Inc.	119,209	11,330
*	Caesars Entertainment Inc.	293,077	11,281
*	Dutch Bros Inc. Class A	205,964	11,066
*	Cava Group Inc.	76,579	10,790
*	Brinker International Inc.	81,336	10,758
	Hyatt Hotels Corp. Class A	62,601	9,887
	Vail Resorts Inc.	51,474	9,226
	Boyd Gaming Corp.	113,577	8,388
*	Shake Shack Inc. Class A	60,455	8,085
[2]	Choice Hotels International Inc.	51,640	7,810
*	Sweetgreen Inc. Class A	185,196	7,589
	Six Flags Entertainment Corp.	161,235	7,447
	Travel & Leisure Co.	119,991	6,704
*	Penn Entertainment Inc.	264,865	5,718
	Marriott Vacations Worldwide Corp.	56,657	5,623
	Wendy's Co.	298,126	5,474

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*	Hilton Grand Vacations Inc.	125,651	5,326
	Cheesecake Factory Inc.	103,301	5,231
	Red Rock Resorts Inc. Class A	92,340	4,625
*	United Parks & Resorts Inc.	77,997	4,574
*	Life Time Group Holdings Inc.	170,441	4,137
*	Sabre Corp.	1,014,606	3,967
*	Everi Holdings Inc.	281,024	3,785
	Papa John's International Inc.	74,286	3,702
	Monarch Casino & Resort Inc.	43,398	3,646
	Cracker Barrel Old Country Store Inc.	61,712	3,429
*	First Watch Restaurant Group Inc.	170,073	3,247
*	Playa Hotels & Resorts NV	323,803	3,170
*	Dave & Buster's Entertainment Inc.	74,582	2,933
*	BJ's Restaurants Inc.	75,725	2,911
	Golden Entertainment Inc.	86,115	2,906
	Jack in the Box Inc.	57,039	2,786
	Krispy Kreme Inc.	252,192	2,779
*,2	Kura Sushi USA Inc. Class A	24,800	2,652
*	Portillo's Inc. Class A	216,783	2,504
*	Accel Entertainment Inc.	216,363	2,501
	Bloomin' Brands Inc.	169,321	2,360
	Dine Brands Global Inc.	61,728	2,217
*	Lindblad Expeditions Holdings Inc.	166,626	2,209
	RCI Hospitality Holdings Inc.	37,813	1,984
*	Bally's Corp.	107,446	1,905
*	Xponential Fitness Inc. Class A	103,663	1,580
*	Denny's Corp.	222,788	1,461
[2]	Bowlero Corp. Class A	117,039	1,441
*	Target Hospitality Corp.	154,692	1,279
*,2	Soho House & Co. Inc.	153,417	767
*	Rush Street Interactive Inc.	5,705	82
			1,621,361
Household Durables (5.7%)
	DR Horton Inc.	344,733	58,184
	Lennar Corp. Class A	284,047	49,535
	Garmin Ltd.	183,505	39,013
*	NVR Inc.	3,777	34,883
	PulteGroup Inc.	254,508	34,427
	Toll Brothers Inc.	131,577	21,733
*	TopBuild Corp.	40,003	15,627
	Tempur Sealy International Inc.	228,664	12,801
*	Taylor Morrison Home Corp.	149,891	11,072
*	Mohawk Industries Inc.	75,845	10,530
	Meritage Homes Corp.	50,619	9,672
	KB Home	112,115	9,276
	Whirlpool Corp.	81,334	9,062
*	Champion Homes Inc.	84,926	8,809
	Installed Building Products Inc.	35,616	8,147
*	M/I Homes Inc.	45,357	7,485
*	Cavco Industries Inc.	13,445	6,917
*	Tri Pointe Homes Inc.	153,745	6,693
	Newell Brands Inc.	686,256	6,581
*	Green Brick Partners Inc.	67,991	4,859
	Century Communities Inc.	53,327	4,819
*	LGI Homes Inc.	42,248	4,626
	La-Z-Boy Inc.	99,281	4,494
	Leggett & Platt Inc.	308,189	3,880
*	Beazer Homes USA Inc.	98,485	3,442
*	Sonos Inc.	251,232	3,419
*	Hovnanian Enterprises Inc. Class A	16,363	3,217
*	Helen of Troy Ltd.	43,866	3,217
*	Dream Finders Homes Inc. Class A	93,496	3,111
*	Vizio Holding Corp. Class A	263,094	2,997
	Worthington Enterprises Inc.	67,953	2,781
	Ethan Allen Interiors Inc.	89,262	2,743
*	Lovesac Co.	57,781	2,179
*	Legacy Housing Corp.	47,385	1,240
	Cricut Inc. Class A	195,378	1,014
*	iRobot Corp.	122,700	934

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*	Traeger Inc.	258,317	829
*	GoPro Inc. Class A	553,963	681
			414,929
Leisure Products (1.0%)
	Hasbro Inc.	176,938	11,527
*	Peloton Interactive Inc. Class A	934,003	9,658
*	Mattel Inc.	495,060	9,416
	Brunswick Corp.	98,470	7,928
*	YETI Holdings Inc.	142,585	5,756
	Polaris Inc.	81,740	5,640
	Acushnet Holdings Corp.	64,557	4,720
*	Malibu Boats Inc. Class A	76,739	3,327
*	Topgolf Callaway Brands Corp.	289,418	2,437
	Sturm Ruger & Co. Inc.	63,099	2,403
	Smith & Wesson Brands Inc.	166,793	2,265
*	Revelyst Inc.	114,222	2,159
*	Funko Inc. Class A	113,944	1,339
*	Latham Group Inc.	178,686	1,185
	Clarus Corp.	129,318	587
	Johnson Outdoors Inc. Class A	16,321	549
*	AMMO Inc.	378,506	469
*	Solo Brands Inc. Class A	128,306	159
			71,524
Specialty Retail (20.6%)
	Home Depot Inc.	1,114,850	478,416
	Lowe's Cos. Inc.	646,953	176,249
	TJX Cos. Inc.	1,284,542	161,454
*	O'Reilly Automotive Inc.	67,974	84,507
*	AutoZone Inc.	19,853	62,925
	Ross Stores Inc.	389,191	60,274
*	Carvana Co.	133,343	34,725
	Tractor Supply Co.	119,890	34,009
	Williams-Sonoma Inc.	155,344	26,722
*	Burlington Stores Inc.	80,495	22,690
*	Ulta Beauty Inc.	58,665	22,682
	Best Buy Co. Inc.	241,438	21,729
*	CarMax Inc.	201,340	16,907
	Dick's Sporting Goods Inc.	75,521	15,651
	Lithia Motors Inc.	37,704	14,588
*	Floor & Decor Holdings Inc. Class A	129,089	14,485
	Murphy USA Inc.	26,263	14,387
*	GameStop Corp. Class A	409,585	11,898
*	Abercrombie & Fitch Co. Class A	71,639	10,724
	Bath & Body Works Inc.	274,558	9,950
	Group 1 Automotive Inc.	21,176	9,017
*	RH	23,056	8,880
*	Chewy Inc. Class A	259,695	8,676
	Gap Inc.	335,947	8,147
*	AutoNation Inc.	41,064	7,346
*	Asbury Automotive Group Inc.	28,133	7,310
*	Valvoline Inc.	181,940	7,225
*	Five Below Inc.	75,440	6,993
*	Boot Barn Holdings Inc.	49,977	6,854
	Signet Jewelers Ltd.	68,121	6,826
*	Victoria's Secret & Co.	167,463	6,504
*	Wayfair Inc. Class A	128,875	5,959
	Academy Sports & Outdoors Inc.	117,391	5,782
	Penske Automotive Group Inc.	34,213	5,698
	American Eagle Outfitters Inc.	287,180	5,525
*	Urban Outfitters Inc.	112,179	5,466
*	Revolve Group Inc.	130,836	4,721
*	Warby Parker Inc. Class A	202,833	4,572
	Camping World Holdings Inc. Class A	185,801	4,541
	Buckle Inc.	83,431	4,346
*	Foot Locker Inc.	168,951	4,249
*	Sally Beauty Holdings Inc.	289,473	4,032
	Advance Auto Parts Inc.	92,798	3,837
	Upbound Group Inc.	109,276	3,758
	Winmark Corp.	8,404	3,462

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
	Sonic Automotive Inc. Class A	49,559	3,427
*	MarineMax Inc.	88,070	3,023
	Monro Inc.	103,863	2,921
*	EVgo Inc.	445,258	2,899
	Caleres Inc.	90,494	2,812
	Shoe Carnival Inc.	73,874	2,494
*	National Vision Holdings Inc.	205,414	2,486
*	ODP Corp.	86,923	2,232
*	Petco Health & Wellness Co. Inc.	412,030	1,759
	Guess? Inc.	103,183	1,698
	Arko Corp.	228,261	1,634
*	Stitch Fix Inc. Class A	340,386	1,620
	Arhaus Inc.	161,054	1,599
*	Zumiez Inc.	67,161	1,482
*	Genesco Inc.	43,944	1,476
*	America's Car-Mart Inc.	31,513	1,455
	Haverty Furniture Cos. Inc.	60,012	1,417
*	Sleep Number Corp.	88,683	1,330
*	Leslie's Inc.	569,220	1,309
*	OneWater Marine Inc. Class A	48,954	1,086
*	Beyond Inc.	161,757	1,017
*	1-800-Flowers.com Inc. Class A	123,402	1,003
	Designer Brands Inc. Class A	188,752	936
*	Lands' End Inc.	55,142	880
*	ThredUP Inc. Class A	336,472	582
*,2	Children's Place Inc.	22,480	358
	Build-A-Bear Workshop Inc.	809	31
			1,489,664
Textiles, Apparel & Luxury Goods (4.4%)
	NIKE Inc. Class B	1,383,010	108,940
*	Lululemon Athletica Inc.	133,702	42,873
*	Deckers Outdoor Corp.	184,808	36,215
	Tapestry Inc.	299,259	18,638
	Ralph Lauren Corp.	54,531	12,618
*	Skechers USA Inc. Class A	178,728	11,406
	VF Corp.	514,450	10,407
	PVH Corp.	80,446	8,718
*	Crocs Inc.	80,300	8,480
	Kontoor Brands Inc.	81,079	7,441
*	Hanesbrands Inc.	761,257	6,623
	Wolverine World Wide Inc.	242,929	5,633
	Steven Madden Ltd.	122,027	5,562
	Columbia Sportswear Co.	61,593	5,373
*	Under Armour Inc. Class A	492,609	4,783
*	Capri Holdings Ltd.	182,602	4,275
*	Under Armour Inc. Class C	431,122	3,781
	Carter's Inc.	68,079	3,715
*	G-III Apparel Group Ltd.	113,028	3,349
	Levi Strauss & Co. Class A	188,202	3,286
	Oxford Industries Inc.	34,839	2,898
*	Figs Inc. Class A	472,371	2,452
	Movado Group Inc.	70,151	1,428
			318,894
Total Common Stocks (Cost $5,455,151)			7,229,062

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.651% (Cost $13,337)	133,426	13,341
Total Investments (100.2%) (Cost $5,468,488)			7,242,403
Other Assets and Liabilities—Net (-0.2%)			(11,707)
Net Assets (100.0%)			7,230,696
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $3,411,000, representing 0.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,464,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,656,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Tractor Supply Co.	8/29/25	BANA	2,128	(4.607)	2	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard® Consumer Discretionary Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,229,062	—	—	7,229,062
Temporary Cash Investments	13,341	—	—	13,341
Total	7,242,403	—	—	7,242,403
Derivative Financial Instruments
Assets
Swap Contracts	—	2	—	2